Note 4 - Revenue and Other Income - Revenue (Details) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue	$ 18,767	$ 88,518	$ 172,276	$ 128,893
Search [member]
Statement Line Items [Line Items]
Revenue	10,215	44,347	80,204	68,192
Advertising [member]
Statement Line Items [Line Items]
Revenue	5,219	27,960	59,895	41,047
Retail [member]
Statement Line Items [Line Items]
Revenue			9,287
Technology licensing and other [member]
Statement Line Items [Line Items]
Revenue	3,333	16,211	22,890	19,653
Customer group 1 [member]
Statement Line Items [Line Items]
Revenue	7,561	33,265	67,882	55,685
Customer group 2 [member]
Statement Line Items [Line Items]
Revenue	2,594	12,775	17,017	16,604
Ireland [member]
Statement Line Items [Line Items]
Revenue	9,310	32,730	76,791	63,152
RUSSIAN FEDERATION
Statement Line Items [Line Items]
Revenue	2,868	13,883	17,356	18,251
Other geographical areas [member]
Statement Line Items [Line Items]
Revenue	$ 6,589	$ 41,904	$ 78,129	$ 47,490